FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

28.FINANCIAL RISK MANAGEMENT

Amer Sports, Inc. is exposed to customary financial risks such as commodity price risks, inflation risks, funding and liquidity risks, foreign exchange and interest rate risks, counterparty and credit risks.

COMMODITY PRICE RISK

Amer Sports is exposed to commodity and other price risk, including from rubber, nylon, polyester and steel, aluminum and other materials, which we either purchase directly or in a converted form such as fabric, as well as other inputs, including energy, transportation and logistics services. To manage risks of commodity price changes, management negotiates prices in advance when possible. Amer Sports has not historically managed commodity price exposures by using derivative instruments.

INFLATION RISK

Inflationary pressures have recently increased, and may continue to increase, the costs of labor, raw materials and other inputs for Amer Sports’ products. Amer Sports has experienced, and may continue to experience, higher than expected inflation, including escalating transportation, commodity and other supply chain costs and disruptions. If our costs are subject to significant inflationary pressures, Amer Sports may not be able to offset such higher costs through price increases, which could adversely affect its business, results of operations or financial condition.

Funding and liquidity risks, foreign exchange and interest rate risks, counterparty, and credit risks are managed by Amer Sports Treasury, which acts as an in-house bank providing financial services for subsidiaries within the Amer Sports Group. The Treasury related operational risk management is governed by the Group’s Treasury Policy which includes principles and risk limits. Amer Sports Treasury follows and monitors operational risks constantly and does not allow any material deviations from the Treasury Policy.

As a consequence of the Group’s ownership change, the Senior Facilities Agreement signed on March 20, 2019, is a cornerstone of Amer Sports’ funding and hence provides both options and limitations to activities that relate to funding and liquidity management. The agreement has been signed by financing banks, Amer Sports Holding 1 Oy (former Mascot Midco 1 Oy) as the parent and Amer Sports Holding Oy (former Mascot Bidco Oy) as the Company.

Under the historical ownership structure, the general availability of funding and liquidity including the management of the related risks was arranged in close co-operation with the parent company.

FUNDING RISK

Funding risk is the risk that Amer Sports, Inc. will encounter difficulty in raising funds to meet commitments associated with existing financial instruments.

In 2023, 2022 and 2021 Amer Sports, Inc.’s subsidiaries incurred financial commitments, as described below.

In February 2021, Amer Sports European Center AG incurred a USD 35 million short-term loan to finance Amer Sports Group’s payments to certain vendors in Asia.

In April 2021, Amer Sports Company and Amer Sports Canada Inc., Arc’teryx division repaid the EUR 100 million term loan raised in 2020 in full prior to maturity.

In 2022, no new external financing arrangements were finalized. However, Amer Sports European Center AG’s USD 35 million short-term loan was extended by 12 months.

In 2022, minority share investors invested equity and debt through the related party entity Amer Sports Amer Sports Management Company (Cayman) Limited. The invested debt was EUR 10.5 million, pays floating rate interest and matures in 2029.

In February 2023, Amer Sports European Center AG’s short-term loan totalling to USD 35 million was extended by 12 months. In February 2023 and in October 2023, Amer Sports European Center AG incurred a USD 15 million and a USD 40 million short-term loan to finance Amer Sports Group’s payments to certain vendors in Asia.

LIQUIDITY RISK

At an operational level, the Group’s liquidity risks revolve around its cyclical need for working capital and such expenses are a significant factor in shaping its overall liquidity strategy. Typically, the highest level of working capital has been reached in the third quarter, when short-term debt is tied up in inventories and accounts receivable.

The term loan B was fully drawn in 2019 and no prepayment was done until end of 2023.

A USD 348 million (EUR 315 million) revolving credit facility limit is part of the Senior Facilities Agreement and is intended to assist with Amer Sports’ short-term liquidity needs.

Amer Sports Treasury has established several cash pooling structures with the Group’s relationship banks in order to manage the liquidity of the Group. Treasury Policy sets guidelines for the management of liquidity that is outside cash pooling structures.

Liquidity in excess of operating needs may be invested inline with the Treasury Policy and the Senior Facilities Agreement.

The below table is a breakdown of the Group’s non-derivative financial liabilities and net-settled derivatives in their contractual maturities.

MATURITY ANALYSIS FOR FINANCIAL LIABILITIES BASED ON THEIR CONTRACTUAL MATURITY

	December 31, 2023
	Consolidated
	statement of
	financial positon
USD million	value	Available	Total	< 1 year	1-2 years	2-3 years	3-4 years	> 5 years
Loans from financial institutions
Repayments	2,154.4		2,154.4	291.0		1,863.4
Interest			323.6	151.6	123.6	48.4
Loans from related parties
Repayments	4,077.0		4,077.0					4,077.0
Interest			830.7	20.8	0.9	0.9	0.9	807.3
Lease liabilities
Repayments	339.8		339.8	89.4	69.1	45.8	36.2	99.2
Other interest-bearing liabilities
Repayments	90.0		90.0	90.0
Interest			4.2	4.2
Accounts payable
Repayments	426.5		426.5	426.5
Total
Repayments	7,087.7		7,087.7	896.9	69.1	1,909.2	36.2	4,176.2
Interests			1,158.5	176.6	124.5	49.3	0.9	807.3
Committed revolving credit facility		348.1	291.0	291.0
Derivative liabilities
Foreign exchange derivatives under hedge accounting			1,375.8	1,330.0	45.8
Other foreign exchange derivatives			1,038.0	1,038.0
Derivative assets
Foreign exchange derivatives under hedge accounting			1,372.3	1,327.3	45.0
Other foreign exchange derivatives			1,031.0	1,031.0
Interest rate derivatives under hedge accounting, fair value	0.8		0.8	0.8
Other interest rate derivatives, fair value	3.3		3.3		3.3

	December 31, 2022
	Consolidated
	statement of
	financial positon
USD million	value	Available	Total	< 1 year	1-2 years	2-3 years	3-4 years	> 5 years
Loans from financial institutions
Repayments	1,965.5		1,965.5	173.3			1,792.2
Interest			478.3	151.1	142.1	130.1	54.9
Loans from related parties
Repayments	4,039.0		4,039.0					4,039.0
Interest			1,065.8	59.9	36.4			969.5
Lease liabilities
Repayments	196.5		196.5	63.5	65.7	24.5	13.0	29.8
Interest			11.7	4.7	2.9	1.8	1.1	1.2
Other interest-bearing liabilities
Repayments	35.0		35.0	35.0
Interest			0.6	0.6
Accounts payable
Repayments	435.6		435.6	435.6
Total
Repayments	6,671.6		6,671.6	707.4	65.7	24.5	1,805.2	4,068.8
Interest			1,556.3	216.3	181.4	131.9	56.0	970.7
Committed revolving credit facility		336.0	173.5	173.3	0.2
Derivative liabilities
Foreign exchange derivatives under hedge accounting			1,053.5	1,053.5
Other foreign exchange derivatives			822.6	822.6
Derivative assets
Foreign exchange derivatives under hedge accounting			1,057.0	1,057.0
Other foreign exchange derivatives			823.6	823.6
Other interest rate derivatives, fair value	5.7		5.7			5.7

CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES

	Current		Long-term
	interest-	Current	interest-	Long-term	Derivative
	bearing	obligations	bearing	obligations	financial
USD million	loans	under leases	loans	under leases	instruments[3]	Total
Balance at January 1, 2023	208.3	63.5	5,831.1	133.0	25.7	6,261.6
Cash flows	170.0	(87.7)				82.3
Foreign exchange movement	2.7		211.5			214.2
Changes in fair values [3]					7.3	7.3
Transfers from long-term to short-term		65.7		(65.7)		0.0
Changes in leases		47.9		183.1		231.0
Capitalization of accrued interest						0.0
Other			(102.2)			(102.2)
Balance at December 31, 2023	381.0	89.4	5,940.4	250.4	33.0	6,694.2
Balance at January 1, 2022	34.8	66.5	6,036.0	158.2	8.5	6,304.0
Cash flows	172.3	(82.0)	11.7			102.0
Foreign exchange movement	1.2		(355.0)			(353.8)
Changes in fair values [3]					17.2	17.2
Transfers from long-term to short-term		71.1		(71.1)		0.0
Changes in leases		7.9		45.9		53.8
Capitalization of accrued interest			126.2			126.2
Other			12.2			12.2
Balance at December 31, 2022	208.3	63.5	5,831.1	133.0	25.7	6,261.6

[3]

The statement of financial position values of the derivatives have been recorded as they are disclosed in the Group’s statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

CURRENCY RISK

Transaction risk arises from foreign currency denominated receivables and liabilities, cash flows in foreign currencies and derivatives. Translation risk relates to the foreign currency denominated earnings when they are translated into USD. Amer Sports has operations in most of the major currency areas, and its sales are diversified in multiple currencies. On the business unit level, transaction risk arises when the unit sells in its home currency but the cost base is in foreign currencies or sells or buys goods in foreign currencies. Amer Sports’ risk management is aiming to eliminate material uncertainties relating to foreign exchange rates.

At the end of the year, Amer Sports’ currency position consisted of intercompany and external interest-free and interest-bearing foreign currency denominated receivables and liabilities and foreign exchange derivatives. Foreign exchange derivatives include both balance sheet and cash flow hedges.

Balance sheet risks have been managed by financing Amer Sports’ subsidiaries in their functional currencies. The risks have been concentrated on the centralized distribution and purchasing units that invoice the subsidiaries in their respective functional currencies. Amer Sports’ risk for the consolidated statement of financial position arises from internal and external liabilities in foreign currencies.

The following table sets out the foreign exchange positions in the most significant currencies at the reporting date:

	December 31, 2023					December 31, 2022					December 31, 2021
USD million	USD	HKD	GBP	CHF	SEK	USD	CAD	HKD	CHF	SEK	USD	CAD	HKD	CHF	SEK
Interest-bearing intercompany receivables	36.1			0.1	8.4	172.0	109.3			5.1	146.4	32.5
External receivables	41.5		3.1	1	(1.2)	37.0	(21.7)		1.9	0.5	1.9	(10.0)		0.6	(0.1)
Intercompany receivables	1.8	0.7	7	4.5	7.6	28.2	(47.9)	0.1	4.9	7.5	35.8	(28.1)		10.1	10.5
Interest-bearing external liabilities	(160.0)					(155.0)					(35.0)
Interest-bearing intercompany liabilities		(128.9)	(29.5)					(67.3)	(1.4)				(26.4)	(9.1)	(12.9)
External payables	(118.8)	(0.6)	(1.3)	(0.6)	1	(157.1)	40.9		(1.1)	0.2	(49.0)	24.4		(0.3)
Intercompany payables	(59.1)	0	(2.3)	0.1	(1)	(45.9)	32.2		(1.0)	0.3	(20.3)	6.9		(6.0)	(1.9)
Foreign exchange derivatives	562.7	123.7	(88.4)	(85.9)	(76.9)	453.3	(133.5)	61.9	(59.7)	(59.5)	289.5	(73.6)	25.8	(43.8)	(61.2)
Total	304.2	(5.1)	(111.4)	(80.8)	(62.1)	332.5	(20.7)	(5.3)	(56.4)	(45.9)	369.3	(47.9)	(0.6)	(48.5)	(65.6)

The tables below present the sensitivity of the statement of shareholders’ equity (deficit) and the statement of loss at the reporting date to the strengthening of the euro by 10%, provided other factors remain unchanged. The weakening of the euro by 10% would cause a similar change in the opposite direction:

Dec 31, 2023
USD million	USD	HKD	GBP	CHF	SEK
Statement of shareholders’ equity (deficit)	(72.9)	0.0	10.6	6.9	5.9
Statement of loss	42.5	0.5	0.5	1.1	0.3

Dec 31, 2022
USD million	USD	CAD	HKD	CHF	SEK
Statement of shareholders’ equity (deficit)	(61.0)	(0.2)	0.0	5.0	4.5
Statement of loss	28.4	2.2	0.5	0.5	0.1

Dec 31, 2021
USD million	USD	CAD	HKD	CHF	SEK
Statement of shareholders’ equity (deficit)	(44.6)	2.3	0.0	3.3	5.5
Statement of loss	7.7	2.5	0.0	1.6	1.0

Earnings sensitivity before taxes is influenced by changes in the fair value of derivative instruments not used in hedge accounting and on-balance hedging derivative instruments as well as changes in the value of on-balance currency-denominated loans and receivables. Shareholders’ equity (deficit) is mainly affected by changes in the fair value of derivative instruments used in hedge accounting recognized under the hedge reserve.

The following table sets out Amer Sports’ cash flows pursuant to its hedging policy for the next 24 months as at December 31, 2023 (USD million):

USD	CNH	GBP	CHF	SEK	NOK	PLN	CZK	OTHER
(1,578.8)	408.6	259.0	162.7	146.6	79.9	78.5	54.9	97.6

The following table sets out the hedging of Amer Sports’ cash flows as at December 31, 2023 (USD million):

USD	CNH	GBP	CHF	SEK	NOK	PLN	CZK	OTHER
676.9	(148.7)	(106.2)	(69.3)	(59.3)	(30.8)	(30.0)	(20.8)	(26.1)

The following table sets out Amer Sports’ cash flows pursuant to its hedging policy for the next 24 months as at December 31, 2022 (USD million):

USD	CNH	SEK	GBP	CHF	NOK	CZK	PLN	Other
(1,350.3)	233.6	157.9	147.2	136.5	114.1	54.4	50.1	123.7

The following table sets out the hedging of Amer Sports’ cash flows as at December 31, 2022 (USD million):

USD	CNH	SEK	GBP	CHF	NOK	CZK	PLN	Other
544.0	(83.2)	(44.8)	(53.3)	(52.3)	(39.5)	(21.3)	(18.1)	(48.0)

The following table sets out Amer Sports’ cash flows pursuant to its hedging policy for the next 24 months as at December 31, 2021 (USD million):

USD	SEK	GBP	CAD	CHF	CNH	NOK	JPY	Other
(1,322.3)	214.3	157.8	147.0	140.1	93.9	88.6	58.2	172.4

The following table sets out the hedging of Amer Sports’ cash flows as at December 31, 2021 (USD million):

USD	SEK	GBP	CAD	CHF	CNH	NOK	JPY	Other
386.0	(58.4)	(43.8)	(22.8)	(39.2)	(50.1)	(33.3)	(16.7)	(64.7)

According to Amer Sports’ hedging policy, the transaction risk arising from subsidiaries’ business operations is hedged between 12-24 months. In practice, the hedge ratios are higher for closer months than for later months. The hedge ratio is maintained between 55% and 95% of 24 months cash flow, except in currencies with high interest rate where the hedge horizon is 12-18 months. Hedge ratios are monitored daily. The hedged cash flow is expected to be realized during the following 12-24 months. Amer Sports hedges only annual cash flows or other exposures with a value of over EUR 5.0 million. Amer Sports temporarily shortened the hedging horizon to 15 months and in 2023 has managed to reach longer tenors again, but not yet in the extent of the Treasury Policy.

Amer Sports applies hedge accounting to the forecasted sales or purchases in foreign currencies related to its operating activities for cash flows with a counter value of over EUR 10 million per currency pair in the entity. The effectiveness is assessed quarterly by analysing the critical terms. The critical terms of the hedging instrument and the forecasted hedged transactions are significantly the same. The forecasted hedged transactions are expected to occur in the same fiscal month as the maturity date of the hedging instrument, and therefore, the hedge is expected to be effective. Subsequent assessments of effectiveness are performed by verifying and documenting whether the critical terms of the hedging instrument and forecasted hedged transactions have changed during the period in review and whether it remains probable. If there are no such changes in critical terms, the Group will continue to conclude that the hedging relationship is effective. Sources of ineffectiveness, including timing differences in the settlement of forecasted hedged transactions and hedging instruments, and changes in credit risk of the hedging instruments, are not considered material.

Foreign exchange differences of foreign exchange derivatives are recognized as hedging reserve while interest rate differentials related to the foreign exchange derivatives are recorded through the consolidated statement of loss.

According to its Treasury Policy, Amer Sports may hedge 0 to 50% of subsidiaries’ equity. At the end of 2023 and 2022, there were no outstanding equity hedges or net investment hedges.

INTEREST RISK

The Company is exposed to interest rate risk when it funds its group operations with external debt. The risk arises from the repricing of floating rate debt and with the raising of new floating rate debt. A fixed rate debt is subject to “fair value risk”. The purpose of interest rate risk management is to bring predictability for interest expenses. Amer Sports Treasury may hedge the outstanding or forthcoming interest rate position of Amer Sports Group by using interest rate derivatives defined in the Treasury Policy.

The duration of the loans in Amer Sports, Inc. was 1 month in 2023, 1 month in 2022 and 3 months in 2021. 10% of the debt portfolio was at fixed rate as of December 31, 2023, 2% in 2022 and 2% in 2021.

Cash and cash equivalents are excluded from the interest rate risk portfolio of the group due to their short-term nature.

The sensitivity of the consolidated statement of loss contains changes in interest expenses for the next 12 months due to an increase/decrease of 1% in market interest rates, provided that other factors remain unchanged.

The below table illustrates the sensitivity of the consolidated statement of shareholders’ equity and the consolidated statement of loss to an increase of 1% in interest rates, provided that other factors remain unchanged. The sensitivity is calculated to interest-bearing liabilities. Interest rate floors are excluded from the calculations.

		December 31,
USD million	Position	2023
Statement of shareholders’ equity (deficit)	552.5	2.3
Statement of loss	5,795.0	(51.7)
Statement of loss due to ineffective
Other interest rate derivatives	110.5	1.4

		December 31,
USD million	Position	2022
Statement of shareholders’ equity (deficit)	—	—
Statement of loss	5,967.1	(52.5)
Statement of loss due to ineffective
Other interest rate derivatives	106.7	1.9

		December 31,
USD million	Position	2021
Statement of shareholders’ equity (deficit)	—	—
Statement of loss	6,004.3	(48.5)
Statement of loss due to ineffective
Other interest rate derivatives	113.3	3.9

The effective interest rate of the debt used for financing was 6.2% in 2023, 4.0% in 2022 and 4.2% in 2021. The effective interest rate is calculated by taking into account interest expenses, financing expenses and derivatives’ expenses.

The average interest rate of the Group’s interest-bearing debt was 6.3% in 2023, 4.0% in 2022 and 3.6% in 2021.

The Group has outstanding non-hedge accounting related interest rate derivatives. The derivates used to hedge floating rate loans that have been repaid. Although the original loans were repaid, it was decided to maintain these derivatives as a protection against interest rate risks related to the new funding.

The expected impact from interest rate benchmark reform concerning IBOR reference rates replacement is considered to be limited for Amer Sports, since the majority of the Group’s external contracts are tied to EURIBOR reference rates. Amer Sports’ IBOR exposure is mainly related to USD LIBOR linked external short term loans and funding that amounted to USD 155 million as of December 31, 2022 and have yet to transition to an alternative benchmark rate. USD LIBOR publication ceased after June 2023.

CREDIT RISK

Amer Sports, Inc. is exposed to customary credit risk through accounts receivables that are held in the Company’s consolidated statement of financial position. The Company has a global customer base, and there are no significant risk concentrations. The largest single customer accounts for 4% of total accounts receivable and the largest 20 combined total about 32%. At the end of year 2023 the actual payment time for the outstanding sales was 49 days.

Amer Sports uses credit insurance in most of the countries in EMEA and Japan to protect against the risk of non-payment and to secure sales up to predefined limits.

Excess liquidity can be placed to the market according to the Treasury Policy’s and the Senior Facilities Agreement’s credit criteria and limits.

The credit risk arising from Amer Sports’ derivatives is considered low. The risk is minimized by careful selection of counterparties, their limited share of the total portfolio and by monitoring counterparties’ creditworthiness and outstanding liabilities towards Amer Sports.

The following table sets out the consolidated statement of financial position values or fair values of financial assets which represent the maximum amount of the credit risk at the reporting dates:

	Statement of	Statement of
	financial	financial
	position value	position value
	or fair value	or fair value
USD million	December 31, 2023	December 31, 2022
Non-current financial assets
Other non-current financial assets	79.4	64.2
Derivative financial instruments [3]
Interest rate derivatives	3.3	5.7

Current financial assets
Hold-to-collect accounts receivables	597.2	675.4
Available for sale factoring receivables	2.6	0.0
Other interest-free receivables	118.0	124.4
Promissory notes	6.8	5.5
Derivative financial instruments [3]
Foreign exchange derivatives	12.5	23.5
Interest rate derivatives	0.8	—
Cash and cash equivalents	483.4	402.0

[3]

The values as per the consolidated statement of financial position of the derivatives have been recorded as they are disclosed in the Group’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

Factoring

A subsidiary of the Group entered into a factoring agreement, originally in 2013 and subsequently amended and restated in 2022, with a third-party banking institution (“Factor”), pursuant to which the Group agreed to sell accounts receivable up to a limit of USD 50 million in exchange for advanced funding equal to 100% of the principal value of the invoice on a non-recourse basis. Information on accounts receivable identified for factoring are provided and verified by the Factor prior to being accepted for factoring. The Group is charged a fee of commission of 0.4% on the basis of purchased gross invoice amount, and an adjustment rate of the Daily Simple SOFR plus 1.50% per annum, based on the number of days between the purchase date and the settlement date. The program is in place for certain approved US based obligors. The year-end value of uncollected receivables transferred as part of the factoring program was USD 39.4 million as of December 31, 2023 and USD 34.6 million as of December 31, 2022. As of December 31, 2023 and December 31, 2022, the total accounts receivable balances transferred to the Factor amounted to USD 232.9 million and USD 116.2 million, respectively.

The Group entered into a new receivables financing arrangements between two other subsidiaries and with a third-party banking institution (“Factor in EMEA”) on December 15, 2023. The year-end value of uncollected receivables transferred as part of the factoring program was USD 57.9 million as of December 31, 2023. As of December 31, 2023 the total accounts receivable balances transferred to the Factor in EMEA amounted to USD 57.9 million. There is no recourse or other liability included in the program. The financial expenses of the program didn’t produce material impact on the financial result of the Group given the start in late December 2023.

The fair value of the continuing involvement in the transferred trade receivables amounted to USD 0.7 million for the US program and USD 0.9 million for the EMEA program as of December 31, 2023, which corresponds to the maximum payment and the undiscounted cash outflows the Group might have to pay in case of late payment. The Group has assessed that significantly all risks and rewards of the transferred accounts receivables have been transferred to the Factors. The Group only retains the risk of late payments of the underlying debtors, which has been considered immaterial for the consolidated financial statements. All of the potential cash outflows have a maturity of less than 12 months. The objective of Amer Sports sale of receivables arrangements is to balance the liquidity swings of the Group.

VALUATION PROVISIONS OF ACCOUNTS RECEIVABLE

USD million	December 31, 2023	December 31, 2022
Accounts receivable reserve	16.2	17.3

Aging analysis of external accounts receivable and amounts recognized as accounts receivable reserve*

December 31, 2023
USD million	Receivable amount	Receivable reserve	Net
Not due	489.0	(3.2)	485.8
1-30 days overdue	56.4	(1.1)	55.3
31-60 days overdue	19.8	(1.3)	18.5
61-90 days overdue	9.7	(0.6)	9.1
91-120 days overdue	3.9	(0.5)	3.4
more than 120 days overdue	19.2	(9.5)	9.7
Total	598.0	(16.2)	581.8

December 31, 2022
USD million	Receivable amount	Receivable reserve	Net
Not due	590.0	(4.5)	585.5
1-30 days overdue	40.1	(1.0)	39.1
31-60 days overdue	17.0	(0.9)	16.1
61-90 days overdue	4.9	(0.3)	4.6
91-120 days overdue	1.4	(0.2)	1.2
more than 120 days overdue	22.6	(10.4)	12.2
Total	676.0	(17.3)	658.7

* Excludes accounts receivable to related parties amounting to USD 18.0 million and USD 16.7 million as of December 31, 2023 and 2022, respectively.

More than 120 days overdue accounts receivables are mainly related to the Group’s export business and specific payment plans have been agreed with the related distributors.

Bad debt write-offs amounted to USD 3.6 million in 2023, USD 4.2 million in 2022, and USD 4.0 million in 2021. The total impact on the consolidated statement of loss and other comprehensive income and loss from bad debt write-offs and the change in the receivable reserve amounted to USD 2.4 million in 2023, USD 3.6 million in 2022, and USD 0.7 million in 2021.

The Group had open receivable balances in Argentina related to a single distributor, which was not able to pay its outstanding invoice amounts due to abroad payment restrictions by the Central Bank of Argentina. Pursuant to an agreement reached, the related trade receivables were converted to a loan with a specific payment plan.

DERIVATIVE FINANCIAL INSTRUMENTS

	December 31, 2023
USD million	Nominal value	Fair value	2024	2025	2026 and after
Hedge accounting-related
Foreign exchange derivatives hedging
cash flows from operations	1,372.3	(8.7)	1,327.3	45.0

Other derivative contracts
Foreign exchange derivatives	1,031.1	(6.2)	1,031.1
Interest rate derivatives	110.5	3.3		110.5

	December 31, 2022
USD million	Nominal value	Fair value	2023	2024	2025 and after
Hedge accounting-related
Foreign exchange derivatives hedging
cash flows from operations	1,057.0	(1.4)	1,057.0

Other derivative contracts
Foreign exchange derivatives	823.6	1.4	823.6
Interest rate derivatives	213.3	5.7			213.3

CAPITAL MANAGEMENT

Amer Sports, Inc.’s capital management is driven by the strategic targets of the parent company and public ratings.

The Senior Facilities Agreement reflected in the statement of financial position of Amer Sports Holding Oy (former Mascot Bidco Oy) includes a Consolidated Senior Secured Net Leverage Ratio covenant which is tested each quarter and which provides that the ratio of Consolidated Senior Secured Net Debt to Consolidated EBITDA must not exceed 8.00:1.

The relevant subsidiaries of Amer Sports, Inc. disclose the covenants to the lenders according to the definitions and clauses of the agreements. The Group has been compliant with the covenants during the reporting periods.

The Group is not subject to any externally imposed capital requirements.

NET DEBT AND SHAREHOLDER’S EQUITY

USD million	December 31, 2023	December 31, 2022
Interest-bearing liabilities	6,661.2	6,236.0
Cash and cash equivalents	483.4	402.0
Net debt	6,177.8	5,834.0
Total shareholders’ equity	(156.8)	(73.9)

OFFSETTING FINANCIAL ASSETS AND LIABILITIES

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023:

	Related amounts not set off
		Related assets (+) or
	Gross amount of	liabilities (-) subject to	Collateral
	derivative financial	master netting	received (-) or	Net
USD million	instruments	agreements	given (+)	exposure
Derivative assets	26.9	(23.6)	11.1	14.3
Derivative liabilities	(37.8)	23.6	—	(14.2)

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as at December 31, 2022:

	Related amounts not set off
		Related assets (+) or
	Gross amount of	liabilities (-) subject to	Collateral
	derivative financial	master netting	received (-) or	Net
USD million	instruments	agreements	given (+)	exposure
Derivative assets	36.7	(30.3)	10.7	17.1
Derivative liabilities	(30.9)	30.3	—	(0.6)

Other financial assets and liabilities than derivative financial assets and liabilities are not subject to material offsetting, enforceable master netting or similar agreements. Financial assets and liabilities that are not set off in the consolidated statement of financial position, but may be set off are under enforceable master netting arrangements (such as International Swaps and Derivatives Association Inc, ISDA, Master Agreement and Schedules governing terms, obligations and other provisions related to trading and settlement of derivative trades) that allow the Group and the counterparty for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis, however, each party to the master netting arrangement or similar agreement will have the option to settle all such amounts on a net basis in the event of default of the other party.